Basis of Preparation - Additional Information (Detail)	Jun. 30, 2020 ExchangeRate
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate	23.08
Increase decrease in foreign currency exchange rate	4.61%
Foreign currency exchange [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate	22.02